Segmented information	9 Months Ended
May 31, 2025
Segmented Information
Segmented information

20.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended May 31,		Nine months ended May 31,
Revenue	2025	2024	2025	2024
Tanzania	$12,474	$10,148	$34,109	$27,536
Total revenue	$12,474	$10,148	$34,109	$27,536

During the three and nine months ended May 31, 2025, the Company generated 100% and 93%, respectively (2024 – 93% and 92%, respectively) of its revenue from one (2024 – one) customer totalling $12.5 million and $31.8 million, respectively (2024 – $9.5 million and $25.4 million, respectively).

Non-current assets	May 31, 2025	August 31, 2024
Canada	$18	$36
Tanzania	90,554	81,040
Total non-current assets	$90,572	$81,076